Stockholders' Equity - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	0 Months Ended					1 Months Ended			12 Months Ended			0 Months Ended			12 Months Ended												0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended							0 Months Ended
	Apr. 17, 2012	Dec. 14, 2011	Aug. 04, 2011	Feb. 07, 2011	Oct. 27, 2010	Sep. 07, 2010	Mar. 31, 2012	Feb. 27, 2012	Oct. 28, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 27, 2010 Rights Plan	Apr. 27, 2011 Tender Offer	Dec. 01, 2010 Tender Offer	Dec. 31, 2010 Stock Purchase Plan	Dec. 31, 2012 Treasury Stock	Dec. 31, 2011 Treasury Stock	Dec. 31, 2010 Treasury Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2010 Dr.Schiller	Dec. 31, 2010 Mr.Nyweid	Dec. 31, 2010 Restricted Stock Dr.Schiller	Dec. 31, 2010 Restricted Stock Mr.Nyweid	Dec. 31, 2010 Chief Executive Officer Common Stock	Jul. 24, 2008 Chief Executive Officer Restricted Stock	Dec. 19, 2006 Chief Executive Officer Restricted Stock	Dec. 31, 2010 Chief Financial Officer Common Stock	Jul. 24, 2008 Chief Financial Officer Restricted Stock	Dec. 19, 2006 Chief Financial Officer Restricted Stock	Dec. 31, 2012 Preferred Stock	Dec. 31, 2011 Preferred Stock	Dec. 31, 2012 Series D Preferred Stock	Dec. 31, 2011 Series D Preferred Stock	Dec. 31, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Sep. 07, 2010 Series A Preferred Stock Rights Plan
Stockholders Equity Note [Line Items]
Recovery of stockholder short swing profit								$ 15		$ 15	$ 2			$ 2						$ 0
Aggregate cost of repurchase										5	21						5		39	0
Stock ownership description						The Genesis Support Agreement also provided that, as a condition to the 2012 Stockholder's obligations thereunder, the Board would adopt certain resolutions providing that (i) the Stockholder, together with its affiliates, will not be deemed to be an "Acquiring Person" for the purposes of that certain Rights Agreement, dated as of September 7, 2010, as amended (such amendment is described below) (the "Rights Agreement"), by and between the Company and Continental, as rights agent, unless and until the 2012 Stockholder becomes the "Beneficial Owner" (as defined under the Rights Agreement) of more than 35% of the Company's outstanding common stock, and (ii) that the Board approve, solely for the purposes of Section 203 of the Delaware General Corporation Law, the acquisition of additional shares of the Company's common stock by the 2012 Stockholder. The Genesis Support Agreement also provides that if at any time the 2012 Stockholder beneficially owns less than 25% of the Company's common stock and then at any time it increases its beneficial ownership over 25% it would be deemed an "Acquiring Person" and if at any time the 2012 Stockholder beneficially owns less than 10% of the Company's common stock then at any time it increases its beneficial ownership over 10% it would be deemed an "Acquiring Person".
Registration agreement right effective period							150 days
Registration agreement date							Mar. 27, 2012
Registered shares for resale	3,311,086
Registration Right Agreement effective date	Jun. 13, 2012
Common stock, shares authorized										100,000,000	100,000,000
Preferred stock, shares authorized																																	14,880,000	14,880,000	100,000	100,000	20,000	20,000
Issuance of common stock in connection with vesting of restricted stock units																					5,557	155,561					63,825			28,187
Share withheld in satisfaction of tax obligation																							101,588	68,212	12,063	4,764	24,126			9,528
Value of withheld in satisfaction of tax obligation																							225	145			49			20
Stock issued to consultants for services												26,309							0			26,309
Issuance of common stock upon exercise of stock options (in shares)										4,998	325,003	151,250								4,998	325,003	151,250
Issuance of common stock upon exercise of stock options										8	584	273								0	0	1
Issuance of common stock under employee stock purchase plan (in shares)																31,289						31,289
Issuance of common stock under employee stock purchase plan																				8	352	45
Proceeds from shares issued under employee stock purchase plan																45
Stock based compensation recognized in connection with stock options										323	13	214
Stock Purchase Plan Expense												16
Unvested stock granted																												250,000	100,000		187,500	75,000
Restricted stock vested																									268,750	201,813
RSUs vested during the period																									31,912	14,094
Amount authorized for repurchase of common stock		2,000	1,000	3,000					3,000
Period for repurchase of common stock			18 months	18 months					18 months
Aggregated shares repurchased										27,244
Stock repurchased during period, shares																	1,943	8,674	16,627	0
Stock repurchase program, number of shares authorized to be repurchased														7,500,000	10,000,000
Treasury stock acquired, average cost per share														$ 2.6	$ 2.4
Stock repurchase program expiration date														May 25, 2011	Dec. 29, 2010
Purchase and cancellation of shares in connection with tender offer											19,650	2,688		19,650	2,688						7	1
Purchase and cancellation of shares in connection with tender offer (in shares)														7,500,000	1,119,978						7,500,000	1,119,978
Stock Repurchase Program Expenses														$ 152
Preferred stock, par value																																	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Purchase price of right																																							4.1
Expiration date of Rights																																							Sep. 07, 2013
Number of shares exercised on waiver of certain provision to certain large stockholder													5,766,324
Percentage of shares owned by stockholder for whom company waived provisions of rights agreement					40.00%